                                                     ANNUAL REPORT JUNE 30, 1998
------------------------------------------------------------------------

CUTLER EQUITY INCOME FUND          Cutler & Company, LLC  Forum Financial Corp.
CUTLER APPROVED LIST EQUITY FUND   503 Airport Road         Two Portland Square
                                   Medford, OR 97504      Portland, Maine 04101

--------------------------------------------------------------------------------

To The Cutler Trust Shareholders:

We are pleased to present our 1998 Annual Report for the fiscal year ended June 30, 1998. This has been an extraordinary year for the markets, with many divergent anomalies -- newly issued stocks trading wildly, the broad range of smaller issues just treading water, and a mere handful of large, dominant issues leading the popular averages higher. The S&P 500 Index of common stocks increased 30.16%.

With the popular averages currently hard to relate to, we increasingly have related our performance to our peer groups, as measured by Lipper Analytical Services, Inc.+ The following table presents these comparisons in context, and on page 3, our life-of-the-fund data is compared with the S&P 500.

Annualized performance through June 30, 1998.

                                   Cutler             Lipper         Cutler Approved          Lipper
                                Equity Income     Equity Income*          List           Growth & Income*
                              -----------------  -----------------  -----------------  ---------------------
1 Year......................          21.60%             21.05%             24.90%               22.24%
2 Year......................          29.39%             24.06%             28.00%               25.58%
3 Year......................          27.16%             22.96%             26.29%               24.33%
5 Year......................          19.20%             17.47%             19.51%               19.00%
Since Inception
  (12/30/92)................          17.40%             17.50%             17.94%               18.62%

We are pleased to tell you that Robert W. Lamberti, CFA, Portfolio Manager and Head Equity Analyst in our Philadelphia institutional office, will join Ken Cutler in co-managing the Approved List Fund.

We continue to believe that in times of diverging markets and economic uncertainty, investors will be rewarded by conservative stock selection with a bias toward companies offering dividend yield, high market capitalization, and demonstrating continuing total performance. We appreciate your confidence in our management. As always, if you have any questions, please let us help.

Sincerely,

/s/ Kenneth R. Cutler                           /s/ Brooke R. Ashland
Kenneth R. Cutler                               Brooke R. Ashland
Chairman of the Board                           Chief Executive Officer
The Cutler Trust                                Cutler & Company, LLC

------------------------

*The Lipper Equity Income Fund Index is an ndex of thirty equity income funds.
 The Lipper Growth & Income Fund Index is an index of thirty growth & income funds. Individuals cannot invest directly in this index.

+ Lipper classifies mutual funds by investment objective defined in the Wall Street Journal.

 Past performance is no guarantee of future results.

 Total return reflects reinvestment of all dividends, income and capital gains. Investment return and principal value of an investment in the Cutler Funds will fluctuate so that when redeemed, shares may be worth more or less than their original cost. For the period reported, some of the Funds' fees were waived or expenses reimbursed; otherwise, total return would have been lower.

--------------------------------------------------------------------------------

THE CUTLER TRUST

INVESTMENT ADVISER'S REPORT JUNE 30, 1998

--------------------------------------------------------------------------------

Last year we stated: "For the moment, America seems to be enjoying the best of all worlds. Any literate and willing worker can find a job, companies make increasing profits just by intelligently holding out their hand, and miraculously prices don't go up (except for things you buy). We are dealing with a worldwide flow of financial transactions of such size, and traveling at such speed, as to be only vaguely comprehensible. It is easy to see why irrational exuberance can dance around the margins."

This year we cautiously continue those observations, except to note that many companies find it increasingly difficult to find places to hold out their hands, and exuberance is becoming narrower and more selective.

Over many years we have discussed the relationship of the Dow Jones Industrial Average to the Gross Domestic Product. This seems to have served as a "rationality ratio", with the Dow related to the GDP expressed in billions. For the past three years we have reported ratios of 70%, 75%, and 97%. This year the ratio is 107% (and this is well behind the S&P 500 this year). The rational parameters historically seem to be between 60% and 140%. By this measure, however imperfect, the blue-chip sector appears worthy of increasingly close attention and selectivity.

It is in this context that we view the performance of the portfolios of The Cutler Trust. Throughout the year, we felt quite confident in owning large, high quality companies, capable of participating in, and reflecting the long-term growth of, the domestic, and cautiously, the global economy. We also were aware of the added value that these are the types of companies with the market liquidity that allows us to shift with change.

Particular matters that we are following closely include the Asian crises currently unfolding, the European Monetary Union, due to begin taking effect at the end of this year, and the "Year 2000" computer problems due a year later.

EQUITY INCOME FUND

The Equity Income Fund typically invests in the top quartile of the "Approved List" as arrayed to assist our selection of those issues most likely to reflect our current strategy, which is total return. Since this is a concentrated strategy, we may hold some temporary cash reserves pending redeployment. At June 30, 1998, we held 11.6% of the portfolio in U.S. Treasury Bills, vs. 7.9% last year.

APPROVED LIST FUND

The Approved List Fund typically invests in 90% to 100% of the issues on the "Approved List"; currently, we hold 96 issues, or 93% of the List. During flat market periods we are inclined to invest generally equal amounts in each issue on the List. Currently we are overweighted toward those demonstrating continuing total return. We will continue to shift weighting as appropriate.

--------------------------------------------------------------------------------

THE CUTLER TRUST

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 1998

--------------------------------------------------------------------------------

These charts reflect a comparison of changes in value of a $10,000 investment in the Cutler Equity Income Fund and Approved List Equity Fund since inception, including reinvestment of all dividends and distributions, and the performance of the Standard & Poor's 500 Index ("S&P 500"). The index does not reflect expenses, which have been deducted from the Fund's return.

The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Shares may be worth more or less at redemption than at original purchase. Past performance is not predictive nor a guarantee of future results.

                           Cutler Equity Income Fund
                                  vs. S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             CUTLER EQUITY FUND    S&P 500
12/30/92                               $9,900.00  $10,000.00
01/31/93                               $9,770.00  $10,083.53
02/28/93                               $9,920.00  $10,220.91
03/31/93                              $10,110.00  $10,436.55
04/30/93                               $9,868.57  $10,184.30
05/31/93                               $9,979.22  $10,455.93
06/30/93                              $10,044.61  $10,486.46
07/31/93                              $10,135.47  $10,444.28
08/31/93                              $10,549.37  $10,839.75
09/30/93                              $10,584.70  $10,754.18
10/31/93                              $10,838.41  $10,976.46
11/30/93                              $10,533.96  $10,872.31
12/31/93                              $10,508.59  $11,003.80
01/31/94                              $10,733.04  $11,377.55
02/28/94                              $10,314.74  $11,068.99
03/31/94                               $9,896.43  $10,587.05
04/30/94                               $9,999.30  $10,722.92
05/31/94                              $10,163.90  $10,898.44
06/30/94                               $9,906.72  $10,631.54
07/31/94                              $10,113.98  $10,980.39
08/31/94                              $10,487.03  $11,429.80
09/30/94                              $10,259.05  $11,150.80
10/31/94                              $10,394.72  $11,400.49
11/30/94                              $10,071.19  $10,985.85
12/31/94                              $10,205.31  $11,148.47
01/31/95                              $10,744.10  $11,437.35
02/28/95                              $11,018.77  $11,882.65
03/31/95                              $11,145.55  $12,232.73
04/30/95                              $11,390.39  $12,592.70
05/31/95                              $11,837.48  $13,095.01
06/30/95                              $11,752.32  $13,398.95
07/31/95                              $11,891.72  $13,843.04
08/31/95                              $11,966.78  $13,877.71
09/30/95                              $12,653.05  $14,463.05
10/31/95                              $12,598.97  $14,411.41
11/30/95                              $13,150.52  $15,043.42
12/31/95                              $13,717.76  $15,333.18
01/31/96                              $13,960.16  $15,854.44
02/29/96                              $13,938.12  $16,001.83
03/31/96                              $14,136.45  $16,155.93
04/30/96                              $14,103.13  $16,393.88
05/31/96                              $14,336.34  $16,816.00
06/30/96                              $14,447.38  $16,880.09
07/31/96                              $14,045.76  $16,134.66
08/31/96                              $14,179.63  $16,475.49
09/30/96                              $15,016.35  $17,401.97
10/31/96                              $15,824.40  $17,881.76
11/30/96                              $16,744.69  $19,232.21
12/31/96                              $16,225.60  $18,851.22
01/31/97                              $17,234.32  $20,028.29
02/28/97                              $17,738.68  $20,185.52
03/31/97                              $17,146.98  $19,357.71
04/30/97                              $18,060.50  $20,512.34
05/31/97                              $18,899.95  $21,760.37
06/30/97                              $19,887.53  $22,734.73
07/31/97                              $20,828.66  $24,543.17
08/31/97                              $19,602.72  $23,169.24
09/30/97                              $20,729.60  $24,437.39
10/31/97                              $20,096.16  $23,622.16
11/30/97                              $21,027.69  $24,714.75
12/31/97                              $21,637.46  $25,138.88
01/31/98                              $21,774.23  $25,416.64
02/28/98                              $22,745.32  $27,248.75
03/31/98                              $23,765.65  $28,643.01
04/30/98                              $23,546.36  $28,931.07
05/31/98                              $23,244.83  $28,434.33
06/30/98                              $24,182.29  $29,588.42
Average Annual Total Return                                                                   Value
                                                                      Since Inception on
                                        One Year   Five Year                    12/30/92    6/30/98
Cutler Equity Fund                        21.60%      19.20%                      17.40%    $24,182
S&P 500 Index                             30.15%      23.04%                      21.80%    $29,588

                        Cutler Approved List Equity Fund
                                  vs. S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             CUTLER APPROVED LIST    S&P 500
12/30/92                                 $9,910.00  $10,000.00
01/31/93                                 $9,770.00  $10,083.53
02/28/93                                 $9,950.00  $10,220.91
03/31/93                                $10,100.00  $10,436.55
04/30/93                                 $9,989.45  $10,184.30
05/31/93                                $10,150.25  $10,455.93
06/30/93                                $10,165.32  $10,486.46
07/31/93                                $10,054.50  $10,444.28
08/31/93                                $10,477.64  $10,839.75
09/30/93                                $10,351.71  $10,754.18
10/31/93                                $10,544.15  $10,976.46
11/30/93                                $10,392.22  $10,872.31
12/31/93                                $10,498.58  $11,003.80
01/31/94                                $10,661.35  $11,377.55
02/28/94                                $10,356.15  $11,068.99
03/31/94                                 $9,995.01  $10,587.05
04/30/94                                $10,107.55  $10,722.92
05/31/94                                $10,271.23  $10,898.44
06/30/94                                $10,056.39  $10,631.54
07/31/94                                $10,313.46  $10,980.39
08/31/94                                $10,796.74  $11,429.80
09/30/94                                $10,539.68  $11,150.80
10/31/94                                $10,674.14  $11,400.49
11/30/94                                $10,363.85  $10,985.85
12/31/94                                $10,583.63  $11,148.47
01/31/95                                $10,906.24  $11,437.35
02/28/95                                $11,291.29  $11,882.65
03/31/95                                $11,509.83  $12,232.73
04/30/95                                $11,739.82  $12,592.70
05/31/95                                $12,147.52  $13,095.01
06/30/95                                $12,301.72  $13,398.95
07/31/95                                $12,532.83  $13,843.04
08/31/95                                $12,595.87  $13,877.71
09/30/95                                $13,150.02  $14,463.05
10/31/95                                $13,086.70  $14,411.41
11/30/95                                $13,772.70  $15,043.42
12/31/95                                $14,097.23  $15,333.18
01/31/96                                $14,510.61  $15,854.44
02/29/96                                $14,574.20  $16,001.83
03/31/96                                $14,661.64  $16,155.93
04/30/96                                $14,768.04  $16,393.88
05/31/96                                $15,055.32  $16,816.00
06/30/96                                $15,132.46  $16,880.09
07/31/96                                $14,481.48  $16,134.66
08/31/96                                $14,726.93  $16,475.49
09/30/96                                $15,551.33  $17,401.97
10/31/96                                $15,883.35  $17,881.76
11/30/96                                $16,868.69  $19,232.21
12/31/96                                $16,478.02  $18,851.22
01/31/97                                $17,253.96  $20,028.29
02/28/97                                $17,652.71  $20,185.52
03/31/97                                $17,073.99  $19,357.71
04/30/97                                $17,981.72  $20,512.34
05/31/97                                $18,878.64  $21,760.37
06/30/97                                $19,851.21  $22,734.73
07/31/97                                $21,161.62  $24,543.17
08/31/97                                $19,786.23  $23,169.24
09/30/97                                $20,836.72  $24,437.39
10/31/97                                $20,380.92  $23,622.16
11/30/97                                $21,401.05  $24,714.75
12/31/97                                $21,956.66  $25,138.88
01/31/98                                $22,050.80  $25,416.64
02/28/98                                $23,333.37  $27,248.75
03/31/98                                $24,633.59  $28,643.01
04/30/98                                $24,562.91  $28,931.07
05/31/98                                $24,032.77  $28,434.33
06/30/98                                $24,793.80  $29,588.42
Average Annual Total Return                                                                     Value
                                                                        Since Inception on
                                          One Year   Five Year                    12/30/92    6/30/98
Cutler Approved List                        24.90%      19.51%                      17.94%    $24,794
S&P 500 Index                               30.15%      23.04%                      21.80%    $29,588

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 1998
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                       VALUE
            COMMON STOCK (86.6%)

            BANKS (4.0%)
  45,000    State Street Corp.                                      $  3,127,500
                                                                    ------------

            BUSINESS SERVICES (2.9%)
  31,000    Automatic Data Processing, Inc.                            2,259,125
                                                                    ------------

            CHEMICALS (1.9%)
  20,000    E.I. du Pont de Nemours & Co.                              1,492,500
                                                                    ------------

            COMMUNICATIONS EQUIPMENT (3.9%)
  36,000    Lucent Technologies, Inc.                                  2,994,750
                                                                    ------------

            DRUGS & PHARMACEUTICALS (11.8%)
  29,300    Bristol-Myers Squibb Co.                                   3,367,670
  24,000    Pfizer, Inc.                                               2,608,500
  35,000    Schering-Plough Corp.                                      3,206,875
                                                                    ------------
                                                                       9,183,045
                                                                    ------------

            DRUGSTORES (3.7%)
  70,000    Walgreen Co.                                               2,891,875
                                                                    ------------

            ELECTRIC MACHINERY (2.9%)
  25,000    General Electric Co.                                       2,275,000
                                                                    ------------

            FABRICATED METAL PRODUCTS (4.6%)
  30,000    Gillette Co.                                               1,700,625
  28,000    Illinois Tool Works, Inc.                                  1,867,250
                                                                    ------------
                                                                       3,567,875
                                                                    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1998
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                       VALUE
            FOOD & SOFT DRINKS (4.1%)
  21,000    Coca-Cola Co.                                           $  1,795,500
  24,900    Sara Lee Corp.                                             1,392,845
                                                                    ------------
                                                                       3,188,345
                                                                    ------------

            GENERAL MERCHANDISE TRADE (6.6%)
  20,100    J.C. Penney Co., Inc.                                      1,453,481
  60,000    Wal-Mart Stores, Inc.                                      3,645,000
                                                                    ------------
                                                                       5,098,481
                                                                    ------------

            GROCERY STORES (2.7%)
  40,000    Albertson's, Inc.                                          2,072,500
                                                                    ------------

            INSTRUMENTS & RELATED PRODUCTS (3.7%)
  37,000    Becton, Dickinson & Co.                                    2,872,125
                                                                    ------------

            LIFE INSURANCE (2.9%)
  25,000    Lincoln National Corp.                                     2,284,375
                                                                    ------------

            PRINTING & PUBLISHING (6.0%)
  35,000    Gannett Co., Inc.                                          2,487,188
  32,000    Tribune Co.                                                2,202,000
                                                                    ------------
                                                                       4,689,188
                                                                    ------------

            PROPERTY & CASUALTY INSURANCE (2.8%)
  15,000    American International Group, Inc.                         2,190,000
                                                                    ------------

            RESTAURANTS (2.3%)
  26,000    McDonald's Corp.                                           1,794,000
                                                                    ------------

            SECURITIES, BROKERS, DEALERS, & ADVISORS (3.6%)
  30,000    Merrill Lynch & Co., Inc.                                  2,767,500
                                                                    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (concluded)
JUNE 30, 1998
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                       VALUE

            SOAPS (3.5%)
  31,000    Colgate-Palmolive Co.                                   $  2,728,000
                                                                    ------------

            VOICE & DATA TRANSMISSION (10.7%)
  45,000    AT&T Corp.                                                 2,570,625
  51,200    BellSouth Corp.                                            3,436,800
  57,800    SBC Communications, Inc.                                   2,312,000
                                                                    ------------
                                                                       8,319,425
                                                                    ------------

            WHOLESALE TRADE-NONDURABLE GOODS (2.0%)
  60,000    Sysco Corp.                                                1,537,500
                                                                    ------------

            TOTAL COMMON STOCK (COST $53,268,543)                     67,333,109
                                                                    ------------

            U.S. GOVERNMENT OBLIGATIONS (11.6%)

            U.S. TREASURY BILLS
9,000,000   5.04% yield, 7/9/98                                        8,990,739
                                                                    ------------

            TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $8,990,180)        8,990,739
                                                                    ------------

            SHORT TERM HOLDINGS (1.8%)
 951,550    Forum Daily Assets Cash Institutional                        951,550
 418,546    Forum Daily Assets Treasury Fund                             418,546
                                                                    ------------

            TOTAL SHORT TERM HOLDINGS (COST $1,370,096)                1,370,096
                                                                    ------------

            TOTAL INVESTMENTS (100.0%) (COST $63,628,819)           $ 77,693,944
                                                                    ------------
                                                                    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 1998
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            COMMON STOCK (96.1%)

            BANKS (7.8%)
   7,000    Banc One Corp.                                           $   390,688
   3,500    Bankers Trust Corp.                                          406,219
   6,500    First Union Corp.                                            378,625
   1,700    J.P. Morgan & Co., Inc.                                      199,113
   4,000    NationsBank Corp.                                            306,000
  10,000    Norwest Corp.                                                373,750
  10,000    State Street Corp.                                           695,000
   5,500    Wachovia Corp.                                               464,750
                                                                     -----------
                                                                       3,214,145
                                                                     -----------

            BUSINESS SERVICES (2.1%)
   9,000    Automatic Data Processing, Inc.                              655,875
   5,000    Electronic Data Systems Corp.                                200,000
                                                                     -----------
                                                                         855,875
                                                                     -----------

            CHEMICALS (4.1%)
   5,000    Air Products & Chemicals, Inc.                               200,000
   4,500    Clorox Co.                                                   429,188
   1,500    Dow Chemical Co.                                             145,031
   7,000    E.I. du Pont de Nemours & Co.                                522,375
   3,500    Rohm & Haas Co.                                              363,781
                                                                     -----------
                                                                       1,660,375
                                                                     -----------

            COMMUNICATIONS EQUIPMENT (3.1%)
  13,800    Lucent Technologies, Inc.                                  1,147,988
   2,500    Motorola, Inc.                                               131,406
                                                                     -----------
                                                                       1,279,394
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1998
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            COMPUTER & OFFICE EQUIPMENT (1.9%)
   4,000    Hewlett-Packard Co.                                      $   239,500
   8,000    Pitney Bowes, Inc.                                           385,000
   3,000    Rockwell International Corp.                                 144,188
                                                                     -----------
                                                                         768,688
                                                                     -----------

            DRUGS & PHARMACEUTICALS (13.6%)
  10,000    Abbott Laboratories                                          408,750
  11,000    American Home Products Corp.                                 569,250
   6,000    Bristol-Myers Squibb Co.                                     689,625
   6,000    Eli Lilly & Co.                                              396,375
   5,700    Johnson & Johnson                                            420,375
   4,500    Merck & Co., Inc.                                            601,875
   7,500    Pfizer, Inc.                                                 815,155
   9,000    Schering-Plough Corp.                                        824,625
  12,600    Warner-Lambert Co.                                           874,125
                                                                     -----------
                                                                       5,600,155
                                                                     -----------

            DRUGSTORES (1.7%)
  16,500    Walgreen Co.                                                 681,656
                                                                     -----------

            DURABLE GOODS-WHOLESALE (0.9%)
   7,000    W.W. Grainger, Inc.                                          348,688
                                                                     -----------

            ELECTRIC, GAS & UTILITY COMPANIES (0.9%)
   2,500    Consolidated Natural Gas Co.                                 147,188
   4,000    Duke Energy Corp.                                            237,000
                                                                     -----------
                                                                         384,188
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1998
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            ELECTRICAL MACHINERY (2.9%)
   3,000    AMP, Inc.                                                $   103,125
   3,000    Emerson Electric Co.                                         181,125
   5,000    General Electric Co.                                         455,000
   8,000    Texas Instruments, Inc.                                      466,500
                                                                     -----------
                                                                       1,205,750
                                                                     -----------

            FABRICATED METAL PRODUCTS (2.9%)
  10,000    Gillette Co.                                                 566,875
   7,000    Illinois Tool Works, Inc.                                    466,812
   4,000    Stanley Works                                                166,250
                                                                     -----------
                                                                       1,199,937
                                                                     -----------

            FINANCIAL SERVICES (0.9%)
   6,000    Marsh & McLennan Cos., Inc.                                  362,625
                                                                     -----------

            FOOD & SOFT DRINKS (7.3%)
   8,001    Archer Daniels Midland Co.                                   155,000
   7,000    Bestfoods, Inc.                                              406,438
   7,000    Coca-Cola Co.                                                598,500
   2,500    General Mills, Inc.                                          170,938
   6,000    H.J. Heinz Co.                                               336,750
   6,000    Hershey Foods Corp.                                          414,000
   4,000    Kellogg Co.                                                  150,250
   5,000    PepsiCo, Inc.                                                205,937
  10,000    Sara Lee Corp.                                               559,375
                                                                     -----------
                                                                       2,997,188
                                                                     -----------

            FOREST PRODUCTS (0.3%)
   3,000    Kimberly-Clark Corp.                                         137,625
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1998
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            GENERAL MERCHANDISE TRADE (4.3%)
   7,500    J.C. Penney Co., Inc.                                    $   542,343
   6,000    May Department Stores Co.                                    393,000
  14,000    Wal-Mart Stores, Inc.                                        850,500
                                                                     -----------
                                                                       1,785,843
                                                                     -----------

            GLASS, OTHER BUILDING MATERIALS (0.9%)
   5,500    PPG Industries, Inc.                                         382,594
                                                                     -----------

            GROCERY STORES (1.9%)
  11,000    Albertson's, Inc.                                            569,938
   4,000    Winn-Dixie Stores, Inc.                                      204,750
                                                                     -----------
                                                                         774,688
                                                                     -----------

            INDUSTRIAL & COMMERCIAL MACHINERY (0.7%)
   8,000    Dover Corp.                                                  274,000
                                                                     -----------

            INSTRUMENTS & RELATED PRODUCTS (3.4%)
   9,000    Becton, Dickinson & Co.                                      698,625
   2,000    Eastman Kodak Co.                                            146,125
   5,500    Xerox Corp.                                                  558,938
                                                                     -----------
                                                                       1,403,688
                                                                     -----------

            LIFE INSURANCE (2.1%)
   6,000    Aon Corp.                                                    421,500
   5,000    Lincoln National Corp.                                       456,875
                                                                     -----------
                                                                         878,375
                                                                     -----------

            NONDEPOSITORY CREDIT INSTITUTIONS (1.0%)
   8,000    Household International, Inc.                                398,000
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1998
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            OIL & GAS EXTRACTION (0.4%)
   2,000    Atlantic Richfield Co.                                   $   156,250
                                                                     -----------

            PETROLEUM PRODUCTS (2.4%)
   3,200    Amoco Corp.                                                  133,200
   3,500    Chevron Corp.                                                290,718
   4,000    Exxon Corp.                                                  285,250
   3,500    Mobil Corp.                                                  268,187
                                                                     -----------
                                                                         977,355
                                                                     -----------

            PRINTING & PUBLISHING (5.9%)
   4,000    Dow Jones & Co., Inc.                                        223,000
   8,000    Gannett Co., Inc.                                            568,500
   4,000    Knight-Ridder, Inc.                                          220,250
   5,500    McGraw-Hill Cos., Inc.                                       448,593
   9,000    R.R. Donnelley & Sons Co.                                    411,750
   8,000    Tribune Co.                                                  550,500
                                                                     -----------
                                                                       2,422,593
                                                                     -----------

            PROPERTY & CASUALTY INSURANCE (4.5%)
   4,000    Allstate Corp.                                               366,250
   4,000    American International Group, Inc.                           584,000
   3,500    Chubb Corp.                                                  281,313
   1,600    General Re Corp.                                             405,600
   5,000    St. Paul Cos., Inc.                                          210,313
                                                                     -----------
                                                                       1,847,476
                                                                     -----------

            RESTAURANTS (1.5%)
   9,000    McDonald's Corp.                                             621,000
                                                                     -----------

            SECURITIES, BROKERS, DEALERS & ADVISORS (1.9%)
   8,400    Merrill Lynch & Co., Inc.                                    774,900
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1998
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            SOAPS (2.5%)
   7,000    Colgate-Palmolive Co.                                    $   616,000
   4,500    Procter & Gamble Co.                                         409,781
                                                                     -----------
                                                                       1,025,781
                                                                     -----------

            SPECIALITY CHEMICAL PRODUCTS (0.3%)
   1,500    Minnesota Mining & Manufacturing Co.                         123,281
                                                                     -----------

            TRANSPORTATION EQUIPMENT (3.1%)
   2,500    Boeing Co.                                                   111,405
   4,500    Honeywell, Inc.                                              376,031
   8,000    Johnson Controls, Inc.                                       457,500
   3,500    United Technologies Corp.                                    323,750
                                                                     -----------
                                                                       1,268,686
                                                                     -----------

            VOICE & DATA TRANSMISSION (7.5%)
  10,500    AT&T Corp.                                                   599,813
  11,000    Ameritech Corp.                                              493,625
   9,000    Bell Atlantic Corp.                                          410,625
   8,900    BellSouth Corp.                                              597,413
   7,500    GTE Corp.                                                    417,188
  14,000    SBC Communications, Inc.                                     560,000
                                                                     -----------
                                                                       3,078,664
                                                                     -----------

            WHOLESALE TRADE-NONDURABLE GOODS (1.4%)
  22,000    Sysco Corp.                                                  563,750
                                                                     -----------

            TOTAL COMMON STOCK (COST $25,132,653)                     39,453,213
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (concluded)
JUNE 30, 1998
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            SHORT TERM HOLDINGS (3.9%)

  96,170    Dreyfus Government Cash Management Fund                  $    96,170
 953,570    Forum Daily Assets Cash Fund                                 953,570
 561,300    Forum Daily Assets Government Fund                           561,300
                                                                     -----------

            TOTAL SHORT TERM HOLDINGS (COST $1,611,040)                1,611,040
                                                                     -----------

            TOTAL INVESTMENTS (100.0%) (COST $26,743,693)            $41,064,253
                                                                     -----------
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABILITIES
JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                   CUTLER            CUTLER
                                                                   EQUITY           APPROVED
                                                                   INCOME         LIST EQUITY
                                                                    FUND              FUND
                                                              ----------------  ----------------
ASSETS:
    Investments (Note 2)
      Investments at cost                                          $63,628,819       $26,743,693
      Net unrealized appreciation                                   14,065,125        14,320,560
                                                              ----------------  ----------------
        Total investments at value                                  77,693,944        41,064,253

    Interest, dividends and other receivables                           76,224            50,708
    Receivable for securities sold                                     519,381           158,682
    Receivable for Fund shares sold                                      6,306             8,892
                                                              ----------------  ----------------
Total Assets                                                        78,295,855        41,282,535
                                                              ----------------  ----------------

LIABILITIES:
    Dividends payable                                                    7,654             4,363
    Payable for securities purchased                                   695,226           130,715
    Payable to administrator                                             6,343             3,327
    Payable for Fund shares redeemed                                     1,450             1,600
    Payable to investment adviser                                       47,571            24,956
    Accrued expenses and other liabilities                              55,284            32,335
                                                              ----------------  ----------------
Total Liabilities                                                      813,528           197,296
                                                              ----------------  ----------------
NET ASSETS                                                         $77,482,327       $41,085,239
                                                              ----------------  ----------------
                                                              ----------------  ----------------

COMPONENTS OF NET ASSETS:
    Paid in capital                                                $47,707,003       $19,992,091
    Undistributed net investment income                                    731               647
    Net unrealized appreciation on investments                      14,065,125        14,320,560
    Accumulated net realized gain on investments                    15,709,468         6,771,941
                                                              ----------------  ----------------
NET ASSETS                                                         $77,482,327       $41,085,239
                                                              ----------------  ----------------
                                                              ----------------  ----------------

Shares of Beneficial Interest, No Par Value                          4,401,364         1,954,359

NET ASSET VALUE, offering price and redemption
 price per share                                                        $17.60            $21.02

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                   CUTLER            CUTLER
                                                                   EQUITY           APPROVED
                                                                   INCOME         LIST EQUITY
                                                                    FUND              FUND
                                                              ----------------  ----------------
INVESTMENT INCOME:
    Dividend income                                                 $1,036,018          $644,264
    Interest income                                                    516,479            61,432
                                                              ----------------  ----------------
Total Investment Income                                              1,552,497           705,696
                                                              ----------------  ----------------
EXPENSES:
    Advisory fees (Note 3)                                             520,630           279,760
    Management fees (Note 3)                                            69,417            37,301
    Transfer agent fees (Note 3)                                        16,912            14,938
    Shareholder services fees                                            2,684               677
    Custodian fees                                                      20,979            17,591
    Accounting fee (Note 3)                                             39,000            39,000
    Legal fees                                                           7,448             4,080
    Audit fee                                                           17,584            16,616
    Trustees fee                                                        15,802             8,583
    Miscellaneous                                                       53,701            43,121
                                                              ----------------  ----------------
Total Expenses                                                         764,157           461,667
                                                              ----------------  ----------------
NET INVESTMENT INCOME                                                  788,340           244,029
                                                              ----------------  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain on investments sold                           19,653,954         8,668,411
    Net change in unrealized appreciation (depreciation) on
      investments                                                  (6,744,979)         (674,549)
                                                              ----------------  ----------------
NET GAIN ON INVESTMENTS                                             12,908,975         7,993,862
                                                              ----------------  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $13,697,315        $8,237,891
                                                              ----------------  ----------------
                                                              ----------------  ----------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1998 AND 1997

--------------------------------------------------------------------------------

                                                         CUTLER                    CUTLER
                                                         EQUITY                   APPROVED
                                                         INCOME                 LIST EQUITY
                                                          FUND                      FUND
                                                ------------------------  ------------------------
                                                   1998         1997         1998         1997
                                                -----------  -----------  -----------  -----------
NET ASSETS -- BEGINNING OF PERIOD               $62,522,934  $46,285,366  $35,277,381  $30,247,807
                                                -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income                             788,340      858,359      244,029      352,960
  Net realized gain on investments sold          19,653,954    2,878,813    8,668,411      817,421
  Net change in unrealized appreciation
    (depreciation) on investments                (6,744,979)  13,036,026     (674,549)   7,342,804
                                                -----------  -----------  -----------  -----------
  Net increase in net assets resulting from
    operations                                   13,697,315   16,773,198    8,237,891    8,513,185
                                                -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net investment income                            (802,587)    (869,845)    (246,131)    (361,715)
  Net realized capital gain on investments       (5,707,467)  (4,115,498)  (2,695,053)     (94,208)
                                                -----------  -----------  -----------  -----------
  Total distributions to shareholders            (6,510,054)  (4,985,343)  (2,941,184)    (455,923)
                                                -----------  -----------  -----------  -----------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares                                 14,469,495    5,928,772    3,823,631    2,668,009
  Reinvestment of distributions                   6,390,831    4,927,163    2,857,295      448,402
  Redemption of shares                          (13,088,194)  (6,406,222)  (6,169,775)  (6,144,099)
                                                -----------  -----------  -----------  -----------
  Net increase (decrease) from capital share
    transactions                                  7,772,132    4,449,713      511,151   (3,027,688)
                                                -----------  -----------  -----------  -----------
  Net increase in net assets                     14,959,393   16,237,568    5,807,858    5,029,574
                                                -----------  -----------  -----------  -----------
NET ASSETS -- END OF PERIOD
 (Including line (A))                           $77,482,327  $62,522,934  $41,085,239  $35,277,381
                                                -----------  -----------  -----------  -----------
                                                -----------  -----------  -----------  -----------
(A) Accumulated undistributed net investment
 income                                         $       731  $    14,978  $       647  $     2,749
                                                -----------  -----------  -----------  -----------
                                                -----------  -----------  -----------  -----------
SHARE ACTIVITY
  Sale of shares                                    882,203      409,218      193,037      163,153
  Reinvestment of distributions                     406,537      373,516      155,031       28,801
  Redemption of shares                             (781,239)    (462,361)    (318,283)    (399,951)
                                                -----------  -----------  -----------  -----------
  Net increase (decrease) in shares                 507,501      320,373       29,785     (207,997)
                                                -----------  -----------  -----------  -----------
                                                -----------  -----------  -----------  -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

  The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end, management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios (individually, a "Fund" and, collectively, the "Funds"). The Cutler Equity Income Fund and Cutler Approved List Equity Fund each commenced operations on December 30, 1992.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

  These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following is a summary of significant accounting policies of the Funds:

  SECURITY VALUATION -- The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund Business Day, as defined in the Funds' prospectus. Securities with a maturity of 60 days or less are valued at amortized cost. Other securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and asked price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees.

  INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

  DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly on the Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (continued)
JUNE 30, 1998
--------------------------------------------------------------------------------

  FEDERAL TAXES -- The Funds intend to qualify, and continue to qualify, each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

  EXPENSE ALLOCATION -- The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

  REALIZED GAIN AND LOSS -- Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

  INVESTMENT ADVISER -- The investment adviser to the Funds is Cutler & Company, LLC ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from Cutler Equity Income Fund and Cutler Approved List Equity Fund at an annual rate of 0.75% of each Funds' average daily net assets.

  MANAGER -- The Trust has entered into a Management Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS is entitled to receive compensation at an annual rate of 0.10% of each Funds' average daily net assets.

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT -- Forum Financial Corp. ("FFC"), an affiliate of FAdS, provides services as the Trust's transfer agent and dividend disbursing agent to each Fund pursuant to a separate agreement. For these services, FFC receives a fee of $1,000 per month, per Fund, plus certain other fees and expenses.

  OTHER SERVICE PROVIDERS -- Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, serves as the fund accountant for the Trust. FAcS is paid a fee for its portfolio accounting services of $36,000 per year for each Fund, subject to adjustments for the number and type of portfolio transactions. Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer, acts as the Trust's distributor pursuant to a separate Distribution Agreement with the Trust for which it receives no compensation.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (concluded)
JUNE 30, 1998
--------------------------------------------------------------------------------

NOTE 4.  TRANSACTIONS OF SECURITIES

  The cost of securities purchased and the proceeds from sales of securities (excluding short term securities) for the year ended June 30, 1998, were as follows:

                                          Cost of Purchases    Proceeds from Sales
                                          ------------------   -------------------
Cutler Equity Income Fund                    $72,301,867           $74,036,324
Cutler Approved List Equity Fund              17,773,177            20,051,749

  For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of June 30, 1998, were as follows:

                                                Unrealized    Unrealized       Net
                                   Tax Cost    Appreciation  Depreciation  Appreciation
                                  -----------  ------------  ------------  ------------
Cutler Equity Income Fund         $63,659,185  $14,735,688   $   700,929   $14,034,759
Cutler Approved List Equity Fund   26,762,357   14,776,288       474,392    14,301,896

  ------------------------------------------------------------------------------

  OTHER INFORMATION (unaudited)

  JUNE 30, 1998
  ------------------------------------------------------------------------------

  FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

  Income Dividends -- All the income and any short term capital gain dividends paid by each Fund were ordinary income for federal income tax purposes. The percentage of qualifying dividends eligible for the corporate dividends received deduction was 100.0% for both Cutler Equity Income Fund and Cutler Approved List Equity Fund.

  Capital Gain Dividends -- Cutler Equity Income Fund and Cutler Approved List Equity Fund declared long term capital gain dividends of $4,226,609 and $1,971,370, respectively, and mid term capital gain dividends of $1,400,751 and $723,683, respectively, for the fiscal year ended June 30, 1998.

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout the period.

                                                               CUTLER EQUITY INCOME FUND
                                          -------------------------------------------------------------------
                                                                  Year Ended June 30,
                                          -------------------------------------------------------------------
                                            1998       1997       1996        1995        1994      1993(a)

Net Asset Value, Beginning of Period        $16.06     $12.95     $10.96       $ 9.56     $ 9.95      $10.00
                                          --------   --------   --------   ----------   --------   ----------
Investment Operations
  Net Investment Income                       0.19       0.24       0.35         0.36(b)     0.27     0.10
  Net Realized and Unrealized Gain
    (Loss) on Investments                     3.05       4.30       2.13         1.40      (0.40)    (0.05)
                                          --------   --------   --------   ----------   --------   ----------
Total from Investment Operations              3.24       4.54       2.48         1.76      (0.13)     0.05
                                          --------   --------   --------   ----------   --------   ----------
Distributions From
  Net Investment Income                      (0.19)     (0.24)     (0.35)       (0.34)     (0.26)    (0.10)
  Net Realized Gain on Investments           (1.51)     (1.19)     (0.14)       (0.02)        --        --
                                          --------   --------   --------   ----------   --------   ----------
Total Distributions                          (1.70)     (1.43)     (0.49)       (0.36)     (0.26)    (0.10)
                                          --------   --------   --------   ----------   --------   ----------
Net Asset Value, End of Period              $17.60     $16.06     $12.95       $10.96     $ 9.56    $ 9.95
                                          --------   --------   --------   ----------   --------   ----------
                                          --------   --------   --------   ----------   --------   ----------
Total Return                                21.60%     37.65%     22.93%       18.63%     (1.37%)    0.90%(c)

Ratios/Supplementary Data
Net assets at the end of year (in
  thousands)                               $77,482    $62,523    $46,285      $41,470    $19,706    $2,853
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees             1.10%      1.17%      0.98%        0.97%      1.00%     0.98%(c)
  Expenses excluding
    reimbursement/waiver of fees             1.10%      1.17%      0.98%        0.97%      1.45%     3.69%(c)
  Net investment income                      1.14%      1.67%      2.81%        3.49%      3.49%     2.23%(c)

Portfolio Turnover Rate                    118.59%     23.22%     57.08%       43.37%     42.83%    32.04%
Average Commission Rate Per Share (d)      $0.0532    $0.0509    $0.0525          N/A        N/A       N/A

(a) See Note 1 for applicable date of inception.

(b) Calculated using the weighted average number of shares outstanding.

(c) Annualized.

(d) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase or sale of equity securities on which commissions were paid.

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS  (concluded)

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout the period.

                                                           CUTLER APPROVED LIST EQUITY FUND
                                          -------------------------------------------------------------------
                                                                  Year Ended June 30,
                                          -------------------------------------------------------------------
                                            1998       1997       1996        1995        1994      1993(a)

Net Asset Value, Beginning of Period        $18.33     $14.18     $11.71       $ 9.78     $10.09      $10.00
                                          --------   --------   --------   ----------   --------   ----------
Investment Operations
  Net Investment Income                       0.13       0.18       0.21         0.24(b)     0.21     0.08
  Net Realized and Unrealized Gain
    (Loss) on Investments                     4.19       4.20       2.47         1.92      (0.31)     0.09
                                          --------   --------   --------   ----------   --------   ----------
Total from Investment Operations              4.32       4.38       2.68         2.16      (0.10)     0.17
                                          --------   --------   --------   ----------   --------   ----------
Distributions From
  Net Investment Income                      (0.13)     (0.18)     (0.21)       (0.23)     (0.21)    (0.08)
  Net Realized Gain on Investments           (1.50)     (0.05)        --           --         --        --
                                          --------   --------   --------   ----------   --------   ----------
Total Distributions                          (1.63)     (0.23)     (0.21)       (0.23)     (0.21)    (0.08)
                                          --------   --------   --------   ----------   --------   ----------
Net Asset Value, End of Period              $21.02     $18.33     $14.18       $11.71     $ 9.78    $10.09
                                          --------   --------   --------   ----------   --------   ----------
                                          --------   --------   --------   ----------   --------   ----------
Total Return                                24.90%     31.18%     23.01%       22.33%     (1.07%)    3.31%(c)

Ratio/Supplementary Data
Net assets at the end of year (in
  thousands)                               $41,085    $35,277    $30,248      $21,890    $12,620    $3,618
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees             1.24%      1.25%      1.05%        1.00%      1.00%     0.98%(c)
  Expenses excluding
    reimbursement/waiver of fees             1.24%      1.25%      1.13%        1.23%      1.78%     4.53%(c)
  Net investment income                      0.65%      1.15%      1.65%        2.20%      2.43%     2.27%(c)

Portfolio Turnover Rate                     49.61%      3.86%      8.97%       23.42%     22.27%    10.88%
Average Commission Rate Per Share (d)      $0.0565    $0.0600    $0.0569          N/A        N/A       N/A

(a) See Note 1 for applicable date of inception.

(b) Calculated using the weighted average number of shares outstanding.

(c) Annualized.

(d) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase or sale of equity securities on which commissions were paid.

--------------------------------------------------------------------------------

THE CUTLER TRUST

REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Shareholders and Trustees
The Cutler Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Cutler Trust, consisting of the Cutler Equity Income Fund and the Cutler Approved List Equity Fund, as of June 30, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and for the period December 30, 1992 (commencement of investment operations) to June 30, 1993. These financial statements and financial highlights are the responsibility of The Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Cutler Trust as of June 30, 1998, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 7, 1998

--------------------------------------------------------------------------------

THE CUTLER TRUST

TRUSTEES OF THE CUTLER TRUST
JUNE 30, 1998

--------------------------------------------------------------------------------

                     KENNETH R. CUTLER
       [PHOTO]       Principal portfolio manager of the Equity Income Fund and Approved List Equity
                     Fund, and of institutional equity portfolios managed separately by Cutler &
                     Company LLC with objectives similar to the Funds.

                     JOHN Y. KEFFER
       [PHOTO]       Chairman, Forum Financial Corp., Transfer Agent, Forum Financial Services,
                     Inc., Distributor and Forum Administrative Services, LLC, Manager for both
                     Funds.

                     BROOKE R. ASHLAND
       [PHOTO]       Chief Executive Officer, Cutler & Company LLC, Investment Adviser to the
                     trust.

                     DR. HATTEN S. YODER, JR.
       [PHOTO]       Chairman Emeritus, Geophysical Laboratory, Carnegie Institute of Washington,
                     and consultant to the Los Alamos National Laboratory. A member of the National
                     Academy of Sciences, and many national and international scientific bodies.

                     ROBERT B. WATTS, JR.
       [PHOTO]       Attorney in private practice. Formerly a senior level officer, counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two Fortune 100 companies.

                                                                THE CUTLER TRUST
------------------------------------------------------------------------

TABLE OF CONTENTS
JUNE 30, 1998
--------------------------------------------------------------------------------

                                            Page
                                            ----
Chairman's Letter to the Shareholders.......   1
Investment Adviser's Report.................   2
Comparison of Change in Value of $10,000
  Investment................................   3
Cutler Equity Income Fund Portfolio.........   4
Cutler Approved List Equity Fund
  Portfolio.................................   7
Statements of Assets and Liabilities........  14
Statements of Operations....................  15
Statements of Changes in Net Assets.........  16
Notes to Financial Statements...............  17
Other Information (unaudited)...............  19
Financial Highlights (Per Share Data).......  20
Report of Independent Auditors..............  22
Trustees of the Cutler Trust................  23

                                  Distributor
                         Forum Financial Services, Inc.

                              CUTLER & COMPANY LLC
                             INVESTMENT MANAGEMENT

                        INVESTMENT ADVISER TO THE TRUST

                      503 Airport Road, Medford, OR 97504
                        (800) 228-8537 - (541) 770-9000
                              Fax: (541) 779-0006
                               info @ cutler.com

------------------------------------------------

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------

                                 CUTLER EQUITY
                                  INCOME FUND

                              CUTLER APPROVED LIST
                                  EQUITY FUND

                                 ANNUAL REPORT
                                ---------------

                                 June 30, 1998